Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 811,166
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (71,714)
Weighted-Average Remaining Term (years)	3 years 8 months 12 days
Fixed Rate Payable	3.00%
Euro Denominated Interest Rate Swaps [Member] | Euro Interbank Offered Rate Euribor [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 70,708
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (6,159)
Weighted-Average Remaining Term (years)	2 years 8 months 12 days
Fixed Rate Payable	3.90%
Interest Rate Swap [Member]
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (77,873)